Industrials UltraSector ProFund Shareholder Fees - Industrials UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Shareholder Fee, Other	$ 10
Service
Prospectus [Line Items]
Shareholder Fee, Other	$ 10